SHARE BASED COMPENSATION (Yitel Option Plan, Information Relating to Options Outstanding) (Details) (Yitel Option Plan [Member], Stock Options [Member], USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 US$0.10 [Member] years	Dec. 31, 2013 US$0.11 [Member] years	Dec. 31, 2013 US$0.11 [Member] years	Dec. 31, 2013 US$0.13 [Member] years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 0.1		$ 0.10	$ 0.11	$ 0.11	$ 0.13
Weighted-average grant date fair value of ordinary shares (in US dollars per share)			$ 0.10	$ 0.11	$ 0.11	$ 0.13
Outstanding, Number of shares		21,414,000	8,908,000	1,456,000	8,194,000	2,856,000
Outstanding, Weighted-average remaining contractual life (in years)			8.5	9.0	9.5	10.0
Exercisable, Number of shares		2,227,000	2,227,000	0	0	0
Exercisable, Weighted-average remaining contractual life (in years)			8.5	0	0	0